Note 22: Financing Agreements	6 Months Ended
Nov. 30, 2013
Notes
Note 22: Financing Agreements

NOTE 22: FINANCING AGREEMENTS

On May 7, 2013, the Company entered into a reserve equity financing agreement (the “Financing Agreement”) with AGS Capital Group, LLC, (“AGS”). Pursuant to the Financing Agreement, the Company has the right, but not the obligation, to issue $15,000,000 of the Company’s common stock to AGS over the course of 3 years. The Company has full control and discretion over the timing and amount of any shares that they sell to AGS when the Market Price, as defined in the Financing Agreement, is $0.50 or higher per share. For each advance, the Company may issue an amount of stock up to $250,000. Such advance will not exceed more than 200% of the average daily trading volume for the previous 10 trading days. The purchase price of the shares shall be set at ninety percent (90%) of the average of the three (3) lowest closing bid prices of the stock during the ten (10) consecutive weekday trading days (the “Pricing Period”) immediately after the date on which the Company provides an advance notice. The Company, at its option, may select a safety net price for any specified advance which the Company will not sell shares to AGS under that advance when the Purchase Price (Market Price less 10% discount) falls below such safety net price during the Pricing Period. The Company issued 4,081,633 shares of common stock as a commitment fee deposit towards the commitment fee of $40,000 to be deducted from the first advance.

On May 7, 2013, the Company entered into a registration rights agreement with AGS (the “RRA,” and along with the Financing Agreement, the “Agreements”).  According to the RRA, the Company must file a registration statement on Form S-1, registering the shares of common stock which may be issued to AGS pursuant to the Financing Agreement within thirty (30) days of the date of the RRA.

Prior to the date of the Agreements, AGS had no material interaction, other than the negotiation of the Agreements, with the Company.

On May 29, 2013, the Company filed a Registration Statement, Form S-1,  registering  the shares of common stock of the Company as follows:

1. 75,000,000 shares of the Company's common stock (the “Put Shares”) that the Company will put to AGS pursuant to Financing Agreement between AGS and the Company, dated May 7, 2013, and
2. 4,081,633 commitment shares of the Company's common stock the Company paid to AGS as a fee for providing the facility.

In the event of stock splits, stock dividends, or similar transactions involving the common stock, the number of common shares registered shall, unless otherwise expressly provided, automatically be deemed to cover the additional securities to be offered or issued pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). In the event that adjustment provisions of the Drawdown Agreement require the registrant to issue more shares than are being registered in this registration statement, for reasons other than those stated in Rule 416 of the Securities Act of 1933, as amended, the Company will file a new registration statement to register those additional shares.

On July 1, 2013, the Company requested the withdrawal of the Registration Statement, Form S-1 (Registration No. 333-188906)  because the related reserve equity financing agreement with AGS contained provisions that result in the selling stockholder not being irrevocably bound to purchase the shares that the Company elects to sell under the agreement. No securities were sold pursuant to the Registration Statement.

On July 11, 2013, the Company entered into a amended and restated reserve equity financing agreement (the “Financing Agreement”) with AGS Capital Group, LLC, (“AGS”). Pursuant to the Financing Agreement, the Company has the right, but not the obligation, to issue $15,000,000 of the Company’s common stock to AGS over the course of 3 years. The Company has full control and discretion over the timing and amount of any shares that they sell to AGS when the Market Price, as defined in the Financing Agreement, is $0.50 or higher per share. For each advance, the Company may issue an amount of stock up to $250,000. Such advance will not exceed more than 200% of the average daily trading volume for the previous 10 trading days. The purchase price of the shares shall be set at ninety percent (90%) of the average of the three (3) lowest closing bid prices of the stock during the ten (10) consecutive weekday trading days (the “Pricing Period”) immediately after the date on which the Company provides an advance notice. The Company, at its option, may select a safety net price for any specified advance which the Company will not sell shares to AGS under that advance when the Purchase Price (Market Price less 10% discount) falls below such safety net price during the Pricing Period. The Company issued 4,081,633 shares of common stock as a commitment fee deposit towards the commitment fee of $40,000 to be deducted from the first advance. Prior to the date of the Agreement, AGS had no material interaction with the Company, other than the negotiation of the Agreement and the negotiation and execution of the original reserve equity financing agreement and registration rights agreement.

On July 11, 2013, the Company also entered into a registration rights agreement with AGS (the “RRA,” and along with the Financing Agreement, the “Agreements”).  According to the RRA, the Company must file a registration statement on Form S-1, registering the shares of common stock which may be issued to AGS pursuant to the Financing Agreement within thirty (30) days of the date of the RRA. Prior to the date of the Agreement, AGS had no material interaction with the Company, other than the negotiation of the Agreement and the negotiation and execution of the original reserve equity financing agreement and registration rights agreement.

On September 17, 2013 the Company filed a Registration Statement, Form S-1,  registering  the shares of common stock of the Company as follows:

1. 75,000,000 shares of the Company's common stock (the “Put Shares”) that the Company will put to AGS pursuant to Financing Agreement between AGS and the Company, dated May 7, 2013, and
2. 4,081,633 commitment shares of the Company's common stock the Company paid to AGS as a fee for providing the facility.

In the event of stock splits, stock dividends, or similar transactions involving the common stock, the number of common shares registered shall, unless otherwise expressly provided, automatically be deemed to cover the additional securities to be offered or issued pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). In the event that adjustment provisions of the Drawdown Agreement require the registrant to issue more shares than are being registered in this registration statement, for reasons other than those stated in Rule 416 of the Securities Act of 1933, as amended, the Company will file a new registration statement to register those additional shares.

On November 27, 2013, the Company amended the reserve equity financing agreement (the “Amendment”) with AGS. The amendment clarifies Section 2.1, Advances to include a new defined term, “Exercise Market Price,” which shall mean the average of the 3 lowest Closing Bid Prices of the Company’s Common Stock prior to any Advance Notice Date. The Amendment did not further change or amend the terms and conditions of the Amended and Restated Reserve Equity Financing Agreement (the Financing Agreement"), between the Company and AGS dated July 11, 2013.